Basis of preparation and changes to the Company's accounting policies - Functional and reporting currency (Details) - SFr / $	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Foreign exchange rates [abstract]
Closing foreign exchange rate	0.817	0.807	0.8
Average foreign exchange rate	0.795	0.873	0.84